Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Details
Expense relating to operating leases	$ 56,025	$ 49,637
Future minimum lease payments required under non-cancellable operating leases	$ 40,275